Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash	¥ 115,040	$ 15,865	¥ 95,444
Restricted cash	150	21	5,579
Short-term investments	63,056	8,696	64,355
Accounts receivable	495,006	68,264	495,046
Prepayments and other current assets	60,864	8,394	54,921
Amounts due from related parties	1,430	197	3,876
Total current assets	735,546	101,437	719,221
Non-current assets:
Property and equipment, net	8,788	1,212	11,450
Intangible assets, net	101,516	14,000	101,603
Operating lease right-of-use assets, net	7,719	1,064	5,562
Goodwill	65,481	9,030	65,481
Deferred tax assets	20,466	2,822	12,000
Other non-current assets	146,236	20,167	140,300
Total non-current assets	350,206	48,295	336,396
Total assets	1,085,752	149,732	1,055,617
Current liabilities:
Accounts payable	314,401	43,358	293,281
Accrued expenses and other current liabilities	100,755	13,895	125,949
Short-term debt	95,705	13,198	65,434
Short-term lease liabilities	4,422	610	3,276
Total current liabilities	515,283	71,061	487,940
Non-current liabilities:
Deferred tax liabilities	924	127	814
Long-term debt	2,288	314	1,737
Long-term lease liabilities	2,066	285	1,103
Other non-current liabilities	66,601	9,185	66,880
Total non-current liabilities	71,174	9,815	70,100
Total liabilities	586,457	80,876	558,040
VIE
Current assets:
Cash	86,635	11,948	87,579
Restricted cash	150	21	5,579
Short-term investments			2,500
Accounts receivable	495,004	68,264	495,046
Prepayments and other current assets	47,078	6,492	53,515
Inter-group balance due from Parent and WFOE			18
Amounts due from related parties	1,430	197	3,876
Total current assets	630,297	86,922	648,113
Non-current assets:
Property and equipment, net	8,623	1,189	11,251
Intangible assets, net	101,516	14,000	101,603
Operating lease right-of-use assets, net	7,719	1,064	5,562
Goodwill	65,481	9,030	65,481
Deferred tax assets	20,466	2,822	12,000
Other non-current assets	146,234	20,167	140,272
Total non-current assets	350,039	48,272	336,169
Total assets	980,336	135,194	984,282
Current liabilities:
Accounts payable	310,115	42,767	293,281
Accrued expenses and other current liabilities	96,050	13,246	68,821
Short-term debt	95,705	13,198	65,434
Short-term lease liabilities	4,422	610	3,276
Inter-group balance due to Parent and WFOE			58,489
Total current liabilities	506,292	69,821	489,301
Non-current liabilities:
Deferred tax liabilities	924	127	814
Long-term debt	1,583	218	1,303
Long-term lease liabilities	2,066	285	1,103
Other non-current liabilities	66,601	9,185	66,880
Total non-current liabilities	71,174	9,815	70,100
Total liabilities	¥ 577,466	$ 79,636	¥ 559,401